Cover (Details)	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31545
Entity Registrant Name	HARMONY GOLD MINING COMPANY LIMITED
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line One	CNR WARD AVENUE AND MAIN REEF ROAD
Entity Address, Address Line Two	RANDFONTEIN OFFICE PARK
Entity Address, City or Town	RANDFONTEIN
Entity Address, Country	ZA
Entity Address, Postal Zip Code	1759
Entity Common Stock, Shares Outstanding	634,767,724
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001023514
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Document Financial Statement Restatement Recovery Analysis [Flag]	false
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, with no par value per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
NEW YORK STOCK EXCHANGE, INC. | 8880 American Depositary Receipts
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing one ordinary share
Trading Symbol	HMY
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	CNR Ward Avenue and Main Reef Road
Entity Address, Address Line Two	Randfontein Office Park
Entity Address, City or Town	Randfontein
Entity Address, Country	ZA
Entity Address, Postal Zip Code	1759
Contact Personnel Name	Shela Mohatla
City Area Code	+27 11
Local Phone Number	411 2359
Contact Personnel Email Address	shela.mohatla@harmony.co.za
Contact Personnel Fax Number	+27 11 696 9734